STRATEGIC ALLOCATION: AGGRESSIVE FUND

American Century Strategic Asset Allocations, Inc. Prospectus Supplement Strategic Allocation: Aggressive Fund

Supplement dated August 1, 2014 ■ Prospectus dated April 1, 2014

The following replaces the Fees and Expenses table for Strategic Allocation: Aggressive Fund on page 10.

Shareholder Fees (fees paid directly from your investment)
	Investor	Institutional	A	B	C	R	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price for B Class shares or the lower of the original offering price or redemption proceeds for C Class shares)	None	None	None[1]	5.00%	1.00%	None	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	Institutional	A	B	C	R	R6
Management Fee[2]	1.14%	0.94%	1.14%	1.14%	1.14%	1.14%	0.79%
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%	1.00%	0.50%	None
Other Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.15%	0.95%	1.40%	2.15%	2.15%	1.65%	0.80%

[1] Investments of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

[2] The management fee has been restated to reflect the decrease in the management fee schedule effective August 1, 2014.

The following replaces the Example table for Strategic Allocation: Aggressive Fund on page 10.

	1 year	3 years	5 years	10 years
Investor Class	$117	$366	$634	$1,397
Institutional Class	$97	$303	$526	$1,166
A Class	$710	$993	$1,297	$2,157
B Class	$619	$974	$1,255	$2,289
B Class (if shares not redeemed)	$219	$674	$1,155	$2,289
C Class	$219	$674	$1,155	$2,479
R Class	$168	$521	$898	$1,953
R6 Class	$82	$256	$445	$990

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees STRATEGIC ALLOCATION: AGGRESSIVE FUND (USD $)	INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS		B CLASS	C CLASS	R CLASS	R6 CLASS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	5.75%		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price for B Class shares or the lower of the original offering price or redemption proceeds for C Class shares)	none	none	none	[1]	5.00%	1.00%	none	none
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	25	none	none		none	none	none	none
[1]	Investments of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses STRATEGIC ALLOCATION: AGGRESSIVE FUND		INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS	B CLASS	C CLASS	R CLASS	R6 CLASS
Management Fee	[1]	1.14%	0.94%	1.14%	1.14%	1.14%	1.14%	0.79%
Distribution and Service (12b-1) Fees		none	none	0.25%	1.00%	1.00%	0.50%	none
Other Expenses		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.15%	0.95%	1.40%	2.15%	2.15%	1.65%	0.80%
[1]	The management fee has been restated to reflect the decrease in the management fee schedule effective August 1, 2014.

Expense Example STRATEGIC ALLOCATION: AGGRESSIVE FUND (USD $)	1 year	3 years	5 years	10 years
INVESTOR CLASS	117	366	634	1,397
INSTITUTIONAL CLASS	97	303	526	1,166
A CLASS	710	993	1,297	2,157
B CLASS	619	974	1,255	2,289
C CLASS	219	674	1,155	2,479
R CLASS	168	521	898	1,953
R6 CLASS	82	256	445	990

Expense Example, No Redemption (USD $)	1 year	3 years	5 years	10 years
STRATEGIC ALLOCATION: AGGRESSIVE FUND B CLASS	219	674	1,155	2,289